Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Raw materials	$ 26,077	$ 25,819
Work in process	45,729	38,659
Finished goods	98,898	98,434
Total inventories, net	$ 170,704	$ 162,912